Debt and Other Financing Arrangements	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt and Other Financing Arrangements [Text Block]

Note 9.	Debt and Other Financing Arrangements

	Effective Interest Rate at December 31,	December 31,	December 31,
(Dollars in millions)	2016	2016	2015

Commercial Paper	0.15%	$953.3	$49.6
Term Loan	1.96%	825.0	—
2.25% 5-Year Senior Notes, Due 8/15/2016		—	1,000.0
1.30% 3-Year Senior Notes, Due 2/1/2017		—	900.0
1.85% 5-Year Senior Notes, Due 1/15/2018	2.01%	500.0	500.0
Floating Rate 2-Year Senior Notes, Due 8/9/2018 (euro-denominated)	0.14%	631.0	—
2.15% 3-Year Senior Notes, Due 12/14/2018	2.35%	450.0	450.0
2.40% 5-Year Senior Notes, Due 2/1/2019	2.59%	900.0	900.0
6.00% 10-Year Senior Notes, Due 3/1/2020	2.97%	750.0	750.0
4.70% 10-Year Senior Notes, Due 5/1/2020	4.23%	300.0	300.0
1.50% 5-Year Senior Notes, Due 12/1/2020 (euro-denominated)	1.62%	447.0	461.6
5.00% 10-Year Senior Notes, Due 1/15/2021	3.24%	400.0	400.0
4.50% 10-Year Senior Notes, Due 3/1/2021	4.33%	1,000.0	1,000.0
3.60% 10-Year Senior Notes, Due 8/15/2021	4.15%	1,100.0	1,100.0
3.30% 7-Year Senior Notes, Due 2/15/2022	3.43%	800.0	800.0
2.15% 7-Year Senior Notes, Due 7/21/2022 (euro-denominated)	2.27%	525.9	543.1
3.15% 10-Year Senior Notes, Due 1/15/2023	3.31%	800.0	800.0
3.00% 7-Year Senior Notes Due 4/15/2023	4.37%	1,000.0	—
4.15% 10-Year Senior Notes, Due 2/1/2024	4.16%	1,000.0	1,000.0
0.75% 8-Year Senior Notes, Due 9/12/2024 (euro-denominated)	0.93%	1,051.7	—
2.00% 10-Year Senior Notes, Due 4/15/2025 (euro-denominated)	2.09%	673.1	695.2
3.65% 10-Year Senior Notes, Due 12/15/2025	3.77%	350.0	350.0
2.95% 10-Year Senior Notes, Due 9/19/2026	3.19%	1,200.0	—
1.375% 12-Year Senior Notes, 9/12/2028 (euro-denominated)	1.46%	631.0	—
5.30% 30-Year Senior Notes, Due 2/1/2044	5.37%	400.0	400.0
Other		13.0	16.3

Total Borrowings at Par Value		16,701.0	12,415.8
Fair Value Hedge Accounting Adjustments		(49.3)	6.2
Unamortized Premium, Net		52.2	104.7
Unamortized Debt Issuance Costs		(76.0)	(54.7)

Total Borrowings at Carrying Value		16,627.9	12,472.0
Less: Short-term Obligations and Current Maturities		1,255.5	1,051.8

Long-term Obligations		$15,372.4	$11,420.2

The effective interest rates for the fixed-rate debt include the stated interest on the notes, the accretion of any discount or amortization of any premium, the amortization of any debt issuance costs and, if applicable, adjustments related to hedging.
See Note 12 for fair value information pertaining to the company’s long-term obligations.
As of December 31, 2016, the annual repayment requirements for debt obligations are as follows:

(In millions)

2017	$1,255.5
2018	1,983.3
2019	1,026.9
2020	1,498.9
2021	2,502.0
2022 and Thereafter	8,434.4

$16,701.0

As of December 31, 2016 and 2015, short-term obligations and current maturities of long-term obligations in the accompanying balance sheet included $953 million and $50 million, respectively, of commercial paper, short-term bank borrowings and borrowings under lines of credit of certain of the company’s subsidiaries. The weighted average interest rate for short-term borrowings was 0.15% and 1.14% at December 31, 2016 and 2015, respectively. In addition to available borrowings under the company’s revolving credit agreements, discussed below, the company had unused lines of credit of $67 million as of December 31, 2016. These unused lines of credit generally provide for short-term unsecured borrowings at various interest rates.
Credit Facilities
In July 2016, the company replaced its existing revolving credit facility with a new facility with a bank group that provides for up to $2.50 billion of unsecured multi-currency revolving credit. The facility expires in July 2021. The agreement calls for interest at either a LIBOR-based rate, a EURIBOR-based rate (for funds drawn in Euro) or a rate based on the prime lending rate of the agent bank, at the company’s option. The agreement contains affirmative, negative and financial covenants, and events of default customary for financings of this type. The financial covenants require the company to maintain a Consolidated Leverage Ratio of debt to EBITDA (as defined in the agreement) below 4.5 to 1.0 for the first two consecutive quarters after the closing date of the acquisition of FEI (see Note 2), stepping down to 4.0 to 1.0 for the two immediately following fiscal quarters and then stepping down to 3.5 to 1.0 each fiscal quarter thereafter. The agreement also requires the company to maintain an Interest Coverage Ratio of EBITDA (as defined in the agreement) to interest expense of 3.0 to 1.0. The credit agreement permits the company to use the facility for working capital; acquisitions; repurchases of common stock, debentures and other securities; the refinancing of debt; and general corporate purposes. The credit agreement allows for the issuance of letters of credit, which reduces the amount available for borrowing. If the company borrows under this facility, it intends to leave undrawn an amount equivalent to outstanding commercial paper to provide a source of funds in the event that commercial paper markets are not available. As of December 31, 2016, no borrowings were outstanding under the facility, although available capacity was reduced by approximately $72 million as a result of outstanding letters of credit.
Commercial Paper Programs
The company has commercial paper programs pursuant to which it may issue and sell unsecured, short-term promissory notes (CP Notes). Under the U.S. program, a) maturities may not exceed 397 days from the date of issue and b) the CP Notes are issued on a private placement basis under customary terms in the commercial paper market and are not redeemable prior to maturity nor subject to voluntary prepayment. Under the euro program, maturities may not exceed 183 days and may be denominated in euro, U.S. dollars, Japanese yen, British pounds sterling, Swiss franc, Canadian dollars or other currencies. Under both programs, the CP Notes are issued at a discount from par (or premium to par, in the case of negative interest rates), or, alternatively, are sold at par and bear varying interest rates on a fixed or floating basis. As of December 31, 2016, outstanding borrowings under these programs were $953 million, with a weighted average remaining period to maturity of 58 days and are classified as short-term obligations in the accompanying balance sheet.
Term Loans
In connection with the acquisition of FEI, the company entered into a term loan agreement. The term loan agreement is a 3-year unsecured $2.00 billion term loan facility. The agreement calls for interest at either a LIBOR-based rate, a EURIBOR-based rate (for funds drawn under the term loan in Euro) or a rate based on the prime lending rate of the agent bank, at the company’s option. The agreements contain affirmative, negative and financial covenants, and events of default customary for financings of this type. The financial covenants are consistent with those in the revolving credit facility described above.
In the first quarter of 2016, in connection with the acquisition of Affymetrix, the company entered into a 364-day $1.00 billion unsecured term loan agreement. In August 2016, the company used the proceeds from the issuance of the floating rate senior notes due 2018 to repay all of this term loan.
Senior Notes
Interest on the floating rate senior notes is payable quarterly. Interest is payable annually on the other euro-denominated senior notes and semi-annually on all other senior notes. Each of the notes may be redeemed at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants under the indentures governing the senior notes, the most restrictive of which limits the ability of the company to pledge principal properties as security under borrowing arrangements.
In 2016, Thermo Fisher Scientific (Finance I) B.V., a wholly-owned finance subsidiary of the company issued the Floating Rate Senior Notes due 2018 included in the table above. This subsidiary has no independent function other than financing activities. The Floating Rate Senior Notes due 2018 are fully and unconditionally guaranteed by the company and no other subsidiaries of the company have guaranteed the obligations.
Prior to issuing the 3.00% Senior Notes due 2023, the company had entered into an agreement to hedge its exposure related to the interest rate on the anticipated borrowings (described under the heading "Cash Flow Hedge Arrangements" in Note 12) that was terminated in April 2016. The company had a cash outlay of $75 million in 2016 associated with termination of the arrangement, included in other financing activities, net, in the accompanying statement of cash flows.
Interest Rate Swap Arrangements
In 2016, the company terminated certain of its fixed to floating rate swap arrangements. The terminated swaps were accounted for as fair value hedges. As a result of terminating these arrangements, the company received $61 million (excluding accrued interest) in cash in 2016, included in other financing activities, net, in the accompanying statement of cash flows. The proceeds were recorded as part of the carrying value of the underlying debt and will be amortized as a reduction to interest expense over the remaining terms of the respective debt instruments. Subsequently, the company entered into new swap arrangements which are included in the table below.
The company has entered into LIBOR-based interest rate swap arrangements with various banks on several of its outstanding senior notes. The aggregate amounts of the swaps are equal to the principal amounts of the notes and the payment dates of the swaps coincide with the interest payment dates of the notes. The swap contracts provide for the company to pay a variable interest rate and receive a fixed rate. The variable interest rates reset monthly. The swaps have been accounted for as fair value hedges of the notes. See Note 12 for additional information. The following table summarizes the outstanding interest rate swap arrangements on the company's senior notes at December 31, 2016:

	Aggregate Notional Amount		Pay Rate as of
(Dollars in millions)		Pay Rate	December 31, 2016	Receive Rate

4.50% Senior Notes due 2021	1,000.0	1-month LIBOR + 3.4420%	4.0587%	4.50%
3.60% Senior Notes due 2021	1,100.0	1-month LIBOR + 2.5150%	3.2189%	3.60%
3.00% Senior Notes due 2023	1,000.0	1-month LIBOR + 1.7640%	2.4679%	3.00%